Municipal ETF Investment Objectives and Goals - Municipal ETF	Feb. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Ticker: JMUB
Objective [Heading]	What is the goal of the Fund?
Objective, Primary [Text Block]	The Fund seeks to provide monthly dividends, which are excluded from gross income, and to protect the value of your investment by investing primarily in municipal obligations. For purposes of the Fund’s investment objective, “gross income” means gross income for federal income tax purposes. Exclusion from gross income for federal income tax purposes may not mean exclusion form the federal alternative minimum tax.